SUPPLEMENT DATED MARCH 12, 2012

NUVEEN CORE BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN TOTAL RETURN BOND FUND

To the Prospectus dated October 31, 2011

NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

To the Prospectus dated September 30, 2011

NUVEEN SHORT TERM MUNICIPAL BOND FUND

NUVEEN TAX FREE FUND

To the Prospectus dated August 31, 2011

NUVEEN CALIFORNIA TAX FREE FUND

To the Prospectus dated June 30, 2011

NUVEEN DIVIDEND VALUE FUND

NUVEEN EQUITY INDEX FUND

NUVEEN INTERNATIONAL FUND

NUVEEN INTERNATIONAL SELECT FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN LARGE CAP SELECT FUND

NUVEEN LARGE CAP VALUE FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP INDEX FUND

NUVEEN MID CAP SELECT FUND

NUVEEN MID CAP VALUE FUND

NUVEEN QUANTITATIVE ENHANCED CORE EQUITY FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN SMALL CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

To the Prospectus dated February 29, 2012

NUVEEN GLOBAL INFRASTRUCTURE FUND

NUVEEN REAL ASSET INCOME FUND

NUVEEN REAL ESTATE SECURITIES FUND

To the Prospectus dated February 29, 2012

Currently, the Nuveen Mutual Funds (the “Funds”) utilize two transfer agents and, as a result, certain shareholder privileges are limited as described below. Starting in mid-2012, all of the Funds will begin using the same transfer agent – Boston Financial Data Services, Inc. – at which point such shareholder privileges will no longer be limited. The details are as follows.

•

Rights of Accumulation and Letter of Intent: The right of accumulation is the ability of a shareholder, when calculating breakpoints, to reduce the Class A sales charge by aggregating holdings across the Funds to the value of the shareholder’s purchase. A shareholder can use a letter of intent to reduce the Class A sales charge to the rate applicable to the total amount of purchases the shareholder intends to make over a 13-month period. Each of these privileges is currently limited to aggregating values or purchases of Funds that have the same transfer agent. When all the Funds begin using the same transfer agent, shareholders will be able to aggregate the values or purchases across all of the Funds.

•

Exchange Privilege: Shareholders may exchange Fund shares into an identically registered account for the same class of another Fund, provided that the Funds have the same transfer agent. Exchanges between Funds with different transfer agents currently are not allowed. When the Funds begin using the same transfer agent, each Fund will have the same exchange options across all of the Funds.

•

Reinstatement Privilege: If a shareholder redeems shares of a Fund, the shareholder may reinvest all or part of the redemption proceeds up to one year later without incurring any additional charges. The reinstatement privilege is currently limited to reinvestment in a Fund that has the same transfer agent as the Fund from which a shareholder redeemed. When all of the Funds begin using the same transfer agent, shareholders will be able to utilize the reinstatement privilege for reinvestment in any Fund.

Please see a Fund’s prospectus for more information about these shareholder privileges. Further information about the transfer agent consolidation is available under the “Transfer Agent” tab of each Fund’s webpage, which can be accessed through www.nuveen.com.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-NIFP-0312P

NUVEEN COLORADO TAX FREE FUND

NUVEEN MISSOURI TAX FREE FUND

NUVEEN OHIO TAX FREE FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED SEPTEMBER 30, 2011

The reorganizations of Nuveen Colorado Tax Free Fund into Nuveen Colorado Municipal Bond Fund, Nuveen Missouri Tax Free Fund into Nuveen Missouri Municipal Bond Fund, and Nuveen Ohio Tax Free Fund into Nuveen Ohio Municipal Bond Fund are complete. Any references to Nuveen Colorado Tax Free Fund, Nuveen Missouri Tax Free Fund and Nuveen Ohio Tax Free Fund in this prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-CMOP-0312P

NUVEEN CORE BOND FUND

NUVEEN HIGH INCOME BOND FUND

NUVEEN INFLATION PROTECTED SECURITIES FUND

NUVEEN INTERMEDIATE GOVERNMENT BOND FUND

NUVEEN INTERMEDIATE TERM BOND FUND

NUVEEN SHORT TERM BOND FUND

NUVEEN TOTAL RETURN BOND FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED OCTOBER 31, 2011

On May 15, 2012, the following changes will take place.

1.	Nuveen Core Bond Fund’s name will change from “Nuveen Core Bond Fund” to “Nuveen Core Plus Bond Fund.”

2.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Core Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.45%	0.45%	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.07%	0.07%	0.07%	0.07%	0.07%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	0.78%	1.53%	1.53%	1.03%	0.53%
1	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

3.	The table entitled “Example” in the section “Fund Summaries—Nuveen Core Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$501	$656	$156	$105	$54	$501	$156	$156	$105	$54
3 Years	$664	$783	$483	$328	$170	$664	$483	$483	$328	$170
5 Years	$840	$934	$834	$569	$296	$840	$834	$834	$569	$296
10 Years	$1,350	$1,621	$1,824	$1,259	$665	$1,350	$1,621	$1,824	$1,259	$665

Nuveen Investments	1

4.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen High Income Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class B	Class C	Class R3	Class I
Management Fees	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	1.00%	0.50%	0.00%
Other Expenses	0.16%	0.16%	0.16%	0.16%	0.16%
Acquired Fund Fees and Expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[3]	1.01%	1.76%	1.76%	1.26%	0.76%
1	The CDSC on Class B shares declines over a six-year period from purchase. The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

5.	The table entitled “Example” in the section “Fund Summaries—Nuveen High Income Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$573	$679	$179	$128	$78	$573	$179	$179	$128	$78
3 Years	$781	$854	$554	$400	$243	$781	$554	$554	$400	$243
5 Years	$1,006	$1,054	$954	$692	$422	$1,006	$954	$954	$692	$422
10 Years	$1,653	$1,875	$2,073	$1,523	$942	$1,653	$1,875	$2,073	$1,523	$942

6.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Inflation Protected Securities Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3	Class I
Management Fees	0.44%	0.44%	0.44%	0.44%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.18%	0.18%	0.18%	0.18%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	0.88%	1.63%	1.13%	0.63%
Fee Waivers and/or Expense Reimbursements	(0.02)%	(0.02)%	(0.02)%	(0.02)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.86%	1.61%	1.11%	0.61%
1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

4	The fund’s investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through October 31, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.60%, 1.10%, and 0.60% for Class A, Class C, Class R3, and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

2	Nuveen Investments

7.	The table entitled “Example” in the section “Fund Summaries—Nuveen Inflation Protected Securities Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$509	$164	$113	$62	$509	$164	$113	$62
3 Years	$691	$511	$356	$199	$691	$511	$356	$199
5 Years	$889	$884	$620	$348	$889	$884	$620	$348
10 Years	$1,461	$1,930	$1,372	$784	$1,461	$1,930	$1,372	$784

8.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Intermediate Government Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3	Class I
Management Fees	0.47%	0.47%	0.47%	0.47%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.17%	0.17%	0.17%	0.17%
Total Annual Fund Operating Expenses[3]	0.89%	1.64%	1.14%	0.64%
Fee Waivers and/or Expense Reimbursements	(0.04)%	(0.04)%	(0.04)%	(0.04)%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements[4]	0.85%	1.60%	1.10%	0.60%
1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

4	The fund’s investment adviser has contractually agreed to waive fees and/or reimburse other fund expenses through October 31, 2013 so that total annual fund operating expenses, after fee waivers and/or expense reimbursements and excluding Acquired Fund Fees and Expenses, do not exceed 0.85%, 1.60%, 1.10%, and 0.60% for Class A, Class C, Class R3, and Class I shares, respectively. Fee waivers and/or expense reimbursements will not be terminated prior to that time without the approval of the fund’s board of directors.

9.	The table entitled “Example” in the section “Fund Summaries—Nuveen Intermediate Government Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$384	$163	$112	$61	$384	$163	$112	$61
3 Years	$570	$512	$357	$199	$570	$512	$357	$199
5 Years	$773	$886	$622	$351	$773	$886	$622	$351
10 Years	$1,358	$1,939	$1,381	$793	$1,358	$1,939	$1,381	$793

Nuveen Investments	3

10.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Intermediate Term Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class I
Management Fees	0.45%	0.45%	0.45%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	0.08%	0.08%	0.08%
Total Annual Fund Operating Expenses[3]	0.78%	1.53%	0.53%
1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

11.	The table entitled “Example” in the section “Fund Summaries—Nuveen Intermediate Term Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption			No Redemption
	A	C	I	A	C	I
1 Year	$377	$156	$54	$377	$156	$54
3 Years	$542	$483	$170	$542	$483	$170
5 Years	$720	$834	$296	$720	$834	$296
10 Years	$1,237	$1,824	$665	$1,237	$1,824	$665

12.	Currently, Nuveen Intermediate Term Bond Fund uses the Barclays Capital Intermediate Gov’t/Credit Bond Index as a benchmark. Starting on May 15, 2012, the fund’s performance will be compared to the Barclays Capital U.S. Aggregate Bond Index because it more closely reflects the fund’s investment universe. As a result, the table at the end of “Fund Performance” will be deleted in its entirety and replaced with the following table:

		Average Annual Total Returns for the Periods Ended December 31, 2010[1]
	Inception Date	1 Year	5 Years	10 Years
Class A (return before taxes)	1/9/95	3.25%	4.78%	4.72%
Class I (return before taxes)	1/5/93	6.61%	5.58%	5.21%
Class I (return after taxes on distributions)		5.29%	3.94%	3.53%
Class I (return after taxes on distributions and sale of fund shares)		4.28%	3.79%	3.46%
Barclays Capital Intermediate Gov’t/Credit Bond Index (reflects no deduction for fees, expenses or taxes)		5.89%	5.53%	5.51%
Barclays Capital U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%
Lipper Short-Intermediate Investment Grade Debt Classification Average (reflects no deduction for taxes or certain expenses)		5.49%	4.55%	4.45%
1	Performance presented prior to 9/24/01 represents that of the Firstar Intermediate Bond Fund, a series of Firstar Funds, Inc., which merged into the fund on that date.

4	Nuveen Investments

13.	Information regarding the portfolio managers primarily responsible for the management of Nuveen Intermediate Term Bond Fund, as set forth in the section “Fund Summaries—Nuveen Intermediate Term Bond Fund—Management—Portfolio Managers,” is replaced by the following:

Name	Title	Portfolio Manager of Fund Since
Wan-Chong Kung, CFA	Senior Vice President	October 2002
Jeffrey J. Ebert, CFA	Senior Vice President	February 2000
Chris J. Neuharth, CFA	Managing Director	March 2012

14.	The fifth sentence of the fourth paragraph in the section “How We Manage Your Money—Who Manages the Funds” is hereby deleted and replaced by the following:

The portfolio managers for Nuveen Intermediate Term Bond Fund are Wan-Chong Kung, Jeffrey J. Ebert and Chris J. Neuharth.

15.	The table entitled “Annual Fund Operating Expenses” in the section “Fund Summaries—Nuveen Short Term Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R3[4]	Class I
Management Fees	0.39%	0.39%	0.39%	0.39%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.50%	0.00%
Other Expenses	0.08%	0.08%	0.08%	0.08%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[3]	0.73%	1.48%	0.98%	0.48%
1	The CDSC on Class C shares applies only to redemptions within 12 months of purchase.

2	Fee applies to the following types of accounts held directly with the fund: individual retirement accounts (IRAs), Coverdell Education Savings Accounts, and accounts established pursuant to the Uniform Transfers to Minors Act (UTMA) or Uniform Gifts to Minors Act (UGMA).

3	Expenses have been restated to reflect current contractual fees and estimated other expenses.

4	Class R3 shares were established July 12, 2011. Accordingly, expenses are based upon the actual expenses incurred by the other classes.

16.	The table entitled “Example” in the section “Fund Summaries—Nuveen Short Term Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption				No Redemption
	A	C	R3	I	A	C	R3	I
1 Year	$298	$151	$100	$49	$298	$151	$100	$49
3 Years	$453	$468	$312	$154	$453	$468	$312	$154
5 Years	$622	$808	$542	$269	$622	$808	$542	$269
10 Years	$1,111	$1,768	$1,201	$604	$1,111	$1,768	$1,201	$604

17.	Nuveen Total Return Bond Fund’s name will change from “Nuveen Total Return Bond Fund” to “Nuveen Strategic Income Fund.”

18.	The two sentences in the section “Fund Summaries—Nuveen Total Return Bond Fund—Investment Objective” will be deleted in their entirety and replaced with the following sentence:

The investment objective of the fund is to provide investors with total return.

Nuveen Investments	5

19.	The table entitled “Example” in the section “Fund Summaries—Nuveen Total Return Bond Fund—Fees and Expenses of the Fund” will be deleted in its entirety and replaced with the following table:

Example

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then either redeem or do not redeem your shares at the end of a period. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same, and the contractual fee waivers currently in place are not renewed beyond October 31, 2013. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Redemption					No Redemption
	A	B	C	R3	I	A	B	C	R3	I
1 Year	$509	$664	$164	$113	$62	$509	$164	$164	$113	$62
3 Years	$693	$813	$513	$358	$201	$693	$513	$513	$358	$201
5 Years	$893	$988	$888	$623	$353	$893	$888	$888	$623	$353
10 Years	$1,471	$1,740	$1,940	$1,382	$794	$1,471	$1,740	$1,940	$1,382	$794

20.	The language before the bullet points in the first sentence of the first paragraph of the section “Fund Summaries—Nuveen Total Return Bond Fund—Principal Investment Strategies” will be deleted in its entirety and replaced with the following language:

Under normal market conditions, the fund invests at least 80% of its net assets in debt securities, including:

21.	The second paragraph of the section “Fund Summaries—Nuveen Total Return Bond Fund—Principal Investment Strategies” will be deleted in its entirety and replaced with the following two paragraphs:

The fund may invest up to 30% of its total assets in non-dollar denominated debt obligations of foreign corporations and governments, including debt obligations issued by governmental and corporate issuers that are located in emerging market countries. (The fund may invest without limitation in U.S. dollar denominated securities of foreign issuers.)

The fund may invest up to 50% of its total assets in securities rated lower than investment grade or unrated securities of comparable quality as determined by the fund’s sub-adviser (securities commonly referred to as “high yield” or “junk bonds”). The fund will not invest in securities rated lower than CCC at the time of purchase or in unrated securities of equivalent quality. Unrated securities will not exceed 25% of the fund’s total assets.

22.	The fourth paragraph of the section “Fund Summaries—Nuveen Total Return Bond Fund—Principal Investment Strategies” will be deleted in its entirety.

23.	The table in the second paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” will be deleted in its entirety and replaced with the following table:

Average Daily Net Assets	Nuveen Core Plus Bond Fund	Nuveen High Income Bond Fund	Nuveen Inflation Protected Securities Fund	Nuveen Intermediate Government Bond Fund	Nuveen Intermediate Term Bond Fund	Nuveen Short Term Bond Fund	Nuveen Strategic Income Fund
For the first $125 million	0.2800%	0.4000%	0.2500%	0.2700%	0.2700%	0.2200%	0.3600%
For the next $125 million	0.2675%	0.3875%	0.2375%	0.2575%	0.2575%	0.2075%	0.3475%
For the next $250 million	0.2550%	0.3750%	0.2250%	0.2450%	0.2450%	0.1950%	0.3350%
For the next $500 million	0.2425%	0.3625%	0.2125%	0.2325%	0.2325%	0.1825%	0.3225%
For the next $1 billion	0.2300%	0.3500%	0.2000%	0.2200%	0.2200%	0.1700%	0.3100%
For net assets over $2 billion	0.2050%	0.3250%	0.1750%	0.1950%	0.1950%	0.1450%	0.2850%

6	Nuveen Investments

24.	The table in the sixth paragraph of the section “How We Manage Your Money—Who Manages the Funds—Management Fees” will be deleted in its entirety and replaced with the following table:

	Class A	Class B	Class C	Class R3	Class I
Nuveen Core Plus Bond Fund	0.77%	1.52%	1.52%	1.02%	0.52%
Nuveen High Income Bond Fund	0.99%	1.74%	1.74%	1.24%	0.74%
Nuveen Inflation Protected Securities Fund	0.85%	—	1.60%	1.10%	0.60%
Nuveen Intermediate Government Bond Fund	0.85%	—	1.60%	1.10%	0.60%
Nuveen Intermediate Term Bond Fund	0.78%	—	1.53%	—	0.53%
Nuveen Short Term Bond Fund	0.72%	—	1.47%	0.97%	0.47%
Nuveen Strategic Income Fund	0.84%	1.59%	1.59%	1.09%	0.59%

Important Notice Regarding Change in Investment Objective and

Investment Policy

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

Nuveen Investments	7

MGN-FINCP-0312P

NUVEEN DIVIDEND VALUE FUND

NUVEEN EQUITY INDEX FUND

NUVEEN INTERNATIONAL FUND

NUVEEN INTERNATIONAL SELECT FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN LARGE CAP SELECT FUND

NUVEEN LARGE CAP VALUE FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP INDEX FUND

NUVEEN MID CAP SELECT FUND

NUVEEN MID CAP VALUE FUND

NUVEEN QUANTITATIVE ENHANCED CORE EQUITY FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN SMALL CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED FEBRUARY 29, 2012

Effective March 31, 2012, the fourth sentence of the section “How We Manage Your Money—More About Our Investment Strategies—Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FSTKP-0312P

NUVEEN MINNESOTA INTERMEDIATE MUNICIPAL BOND FUND

NUVEEN MINNESOTA MUNICIPAL BOND FUND

NUVEEN NEBRASKA MUNICIPAL BOND FUND

NUVEEN OREGON INTERMEDIATE MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED SEPTEMBER 30, 2011

1.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Investment Strategies”:
The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

2.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:
Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

3.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:
Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

4.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:
When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

5.	The following risk is added to the section “Fund Summaries—Nuveen Minnesota Intermediate Municipal Bond Fund—Principal Risks”:
Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

6.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Investment Strategies”:
The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

7.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:
Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

8.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:
Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

9.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:
When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

10.	The following risk is added to the section “Fund Summaries—Nuveen Minnesota Municipal Bond Fund—Principal Risks”:
Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

11.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Investment Strategies”:
The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

12.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:
Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

13.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:
Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

14.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:
When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

15.	The following risk is added to the section “Fund Summaries—Nuveen Nebraska Municipal Bond Fund—Principal Risks”:
Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

16.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Investment Strategies”:
The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

17.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:
Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

18.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:
Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

19.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:
When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

20.	The following risk is added to the section “Fund Summaries—Nuveen Oregon Intermediate Municipal Bond Fund—Principal Risks”:
Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

21.	The following sub-section is inserted after the sub-section “How We Manage Your Money—More About Our Investment Strategies—Ratings”:

Inverse Floaters

Each fund may invest up to 15% of its net assets in inverse floaters issued in tender option bond (“TOB”) transactions. In a TOB transaction, one or more highly-rated municipal bonds are deposited into a special purpose trust that issues floating rate securities (“floaters”) to outside parties and inverse floaters to long-term investors like a fund. The floaters pay interest at a rate that is reset periodically (generally weekly) to reflect current short-term tax-exempt interest rates. Holders of the floaters have the right to tender such securities back to the TOB trust for par plus accrued interest (the “put option”), typically on seven days’ notice. Holders of the floaters are paid from the proceeds of a successful remarketing of the floaters or by a liquidity provider in the event of a failed remarketing. The inverse floaters pay interest at a rate equal to (a) the interest accrued on the underlying bonds, minus (b) the sum of the interest payable on the floaters and fees payable in connection with the TOB. Thus, the interest payments on the inverse floaters will vary inversely with the short term rates paid on the floaters. Holders of the inverse floaters typically have the right to simultaneously (a) cause the holders of the floaters to tender those floaters to the TOB trust at par plus accrued interest and (b) purchase the municipal bonds from the TOB trust.

Because holders of the floaters have the right to tender their securities to the TOB trust at par plus accrued interest, holders of the inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds’ price movements on the value of the inverse floaters, thereby creating effective leverage. The effective leverage created by any TOB transaction depends on the value of the securities deposited in the TOB trust relative to the value of the floaters it issues. The higher the percentage of the TOB trust’s total value represented by the floaters, the greater the effective leverage. For example, if municipal bonds worth $100 are deposited in a TOB trust and the TOB trust issues floaters worth $75 and inverse floaters worth $25, the TOB trust will have a leverage ratio of 3:1 and the inverse floaters will exhibit price movements at a rate that is four times that of the underlying bonds deposited into the trust. If that same TOB trust were to issue only $50 of floaters, the leverage ratio would be 1:1 and the inverse floaters would exhibit price movements at a rate that is only two times that of the underlying bonds.

22.	The following sentence is added at the end of “Credit risk” in the section “How We Manage Your Money—What the Risks Are—Principal Risks”:
Credit risk may be increased by a fund’s investments in inverse floating rate securities because of the leveraged nature of these investments.

23.	The following sentence is added at the end of “Income risk” in the section “How We Manage Your Money—What the Risks Are—Principal Risks”:
Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund’s income may decrease if short-term interest rates rise.

24.	The following sentence is added at the end of “Interest rate risk” in the section “How We Manage Your Money—What the Risks Are—Principal Risks”:
Interest rate risk may be increased by a fund’s investment in inverse floating rate securities and forward commitments because of the leveraged nature of these investments.

25.	The following risk is added to the section “How We Manage Your Money—What the Risks Are—Principal Risks”:
Inverse floaters risk: The use of inverse floaters by a fund creates effective leverage. Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a significantly greater extent than the values of the TOB trust’s underlying municipal bonds in responses to changes in market interest rates or credit quality. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond, including, in the case of recourse inverse floaters (discussed below), the risk that the fund may lose more than its original principal investment.

Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to a fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The greater the amount of floaters sold by a TOB trust relative to the inverse floaters (i.e., the greater the effective leverage of the inverse floaters), the more volatile the distributions on the inverse floaters will be. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

The fund may invest in recourse inverse floaters. With such an investment, the fund will be required to reimburse the liquidity provider of a TOB trust for any shortfall between the outstanding amount of any floaters and the value of the municipal bonds in the TOB trust in the event the floaters cannot be successfully remarketed, which could cause the fund to lose money in excess of its investment.

A TOB trust may be terminated without a fund’s consent upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the securities in the trust. If that happens, the floaters will be redeemed at par (plus accrued interest) out of the proceeds from the sale of securities in the TOB trust, and the fund will be entitled to the remaining proceeds, if any. Thus, if there is a decrease in the value of the securities held in the TOB trust, a fund may lose some or all of the principal amount of its investment in the inverse floaters. As noted above, in the case of recourse inverse floaters, a fund could lose money in excess of its investment.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-FTFIP-0312P

NUVEEN SHORT TERM MUNICIPAL BOND FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE PROSPECTUS DATED AUGUST 31, 2011

1.	The following paragraph is inserted after the fourth paragraph of the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Investment Strategies”:

The fund may invest up to 15% of its net assets in municipal securities whose interest payments vary inversely with changes in short-term tax-exempt interest rates (“inverse floaters”). Inverse floaters are derivative securities that provide leveraged exposure to underlying municipal bonds. The fund’s investments in inverse floaters are designed to increase the fund’s income and returns through this leveraged exposure. These investments are speculative, however, and also create the possibility that income and returns will be diminished.

2.	The following sentence is added after the last sentence in “Credit Risk” in the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
Also, the fund’s investments in inverse floaters will increase the fund’s credit risk.

3.	The following sentence is added after the sentence in “Income Risk” in the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
Also, if the fund invests in inverse floaters, the fund’s income may decrease if short-term interest rates rise.

4.	The following two sentences are added after the sentence in “Interest Rate Risk” in the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. The fund’s investments in inverse floaters will increase the fund’s duration and interest rate risk.

5.	The following risk is added to the section “Fund Summaries—Nuveen Short Term Municipal Bond Fund—Principal Risks”:
Inverse Floaters Risk—The use of inverse floaters by the fund creates effective leverage. Due to the leveraged nature of these investments, they will typically be more volatile and involve greater risk than the fixed rate municipal bonds underlying the inverse floaters. An investment in certain inverse floaters will involve the risk that the fund could lose more than its original principal investment. Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to the fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

6.	The following sub-section is inserted after the sub-section “How We Manage Your Money—More About Our Investment Strategies—Ratings”:

Inverse Floaters

Nuveen Short Term Municipal Bond Fund may invest up to 15% of its net assets in inverse floaters issued in tender option bond (“TOB”) transactions. In a TOB transaction, one or more highly-rated municipal bonds are deposited into a special purpose trust that issues floating rate securities (“floaters”) to outside parties and inverse floaters to long-term investors like a fund. The floaters pay interest at a rate that is reset periodically (generally weekly) to reflect current short-term tax-exempt interest rates. Holders of the floaters have the right to tender such securities back to the TOB trust for par plus accrued interest (the “put option”), typically on seven days’ notice. Holders of the floaters are paid from the proceeds of a successful remarketing of the floaters or by a liquidity provider in the event of a failed remarketing. The inverse floaters pay interest at a rate equal to (a) the interest accrued on the underlying bonds, minus (b) the sum of the interest payable on the floaters and fees payable in connection with the TOB. Thus, the interest payments on the inverse floaters will vary inversely with the short term rates paid on the floaters. Holders of the inverse floaters typically have the right to simultaneously (a) cause the holders of the floaters to tender those floaters to the TOB trust at par plus accrued interest and (b) purchase the municipal bonds from the TOB trust.

Because holders of the floaters have the right to tender their securities to the TOB trust at par plus accrued interest, holders of the inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds’ price movements on the value of the inverse floaters, thereby creating effective leverage. The effective leverage created by any TOB transaction depends on the value of the securities deposited in the TOB trust relative to the value of the floaters it issues. The higher the percentage of the TOB trust’s total value represented by the floaters, the greater the effective leverage. For example, if municipal bonds worth $100 are deposited in a TOB trust and the TOB trust issues floaters worth $75 and inverse floaters worth $25, the TOB trust will have a leverage ratio of 3:1 and the inverse floaters will exhibit price movements at a rate that is four times that of the underlying bonds deposited into the trust. If that same TOB trust were to issue only $50 of floaters, the leverage ratio would be 1:1 and the inverse floaters would exhibit price movements at a rate that is only two times that of the underlying bonds.

7.	The following sentence is added at the end of “Credit risk” in the section “How We Manage Your Money—What the Risks Are—Principal Risks”:
Credit risk may be increased by a fund’s investments in inverse floating rate securities because of the leveraged nature of these investments.

8.	The following sentence is added at the end of “Income risk” in the section “How We Manage Your Money—What the Risks Are—Principal Risks”:
Also, if a fund invests in inverse floating rate securities, whose income payments vary inversely with changes in short-term market rates, the fund’s income may decrease if short-term interest rates rise.

9.	The following sentence is added at the end of “Interest rate risk” in the section “How We Manage Your Money—What the Risks Are—Principal Risks”:
Interest rate risk may be increased by a fund’s investment in inverse floating rate securities and forward commitments because of the leveraged nature of these investments.

10.	The following risk is added to the section “How We Manage Your Money—What the Risks Are—Principal Risks”:
Inverse floaters risk: The use of inverse floaters by a fund creates effective leverage. Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a significantly greater extent than the values of the TOB trust’s underlying municipal bonds in responses to changes in market interest rates or credit quality. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond, including, in the case of recourse inverse floaters (discussed below), the risk that the fund may lose more than its original principal investment.

Distributions on inverse floaters bear an inverse relationship to short-term municipal bond interest rates. Thus, distributions paid to a fund on its inverse floaters will be reduced or even eliminated as short-term municipal interest rates rise and will increase when short-term municipal interest rates fall. The greater the amount of floaters sold by a TOB trust relative to the inverse floaters (i.e., the greater the effective leverage of the inverse floaters), the more volatile the distributions on the inverse floaters will be. Inverse floaters generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment.

The fund may invest in recourse inverse floaters. With such an investment, the fund will be required to reimburse the liquidity provider of a TOB trust for any shortfall between the outstanding amount of any floaters and the value of the municipal bonds in the TOB trust in the event the floaters cannot be successfully remarketed, which could cause the fund to lose money in excess of its investment.

A TOB trust may be terminated without a fund’s consent upon the occurrence of certain events, such as the bankruptcy or default of the issuer of the securities in the trust. If that happens, the floaters will be redeemed at par (plus accrued interest) out of the proceeds from the sale of securities in the TOB trust, and the fund will be entitled to the remaining proceeds, if any. Thus, if there is a decrease in the value of the securities held in the TOB trust, a fund may lose some or all of the principal amount of its investment in the inverse floaters. As noted above, in the case of recourse inverse floaters, a fund could lose money in excess of its investment.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-STBP-0312P

NUVEEN DIVIDEND VALUE FUND

NUVEEN EQUITY INDEX FUND

NUVEEN INTERNATIONAL FUND

NUVEEN INTERNATIONAL SELECT FUND

NUVEEN LARGE CAP GROWTH OPPORTUNITIES FUND

NUVEEN LARGE CAP SELECT FUND

NUVEEN LARGE CAP VALUE FUND

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND

NUVEEN MID CAP INDEX FUND

NUVEEN MID CAP SELECT FUND

NUVEEN MID CAP VALUE FUND

NUVEEN QUANTITATIVE ENHANCED CORE EQUITY FUND

NUVEEN SMALL CAP GROWTH OPPORTUNITIES FUND

NUVEEN SMALL CAP INDEX FUND

NUVEEN SMALL CAP SELECT FUND

NUVEEN SMALL CAP VALUE FUND

NUVEEN TACTICAL MARKET OPPORTUNITIES FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 29, 2012

Effective March 31, 2012, the third sentence of the section “Disclosure of Portfolio Holdings” is deleted in its entirety and replaced with the following sentence:

A complete list of portfolio holdings information is generally made available on the Funds’ website ten business days after the end of the month.

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FSTKSAI-0312P

NUVEEN CORE BOND FUND

NUVEEN TOTAL RETURN BOND FUND

SUPPLEMENT DATED MARCH 12, 2012

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED OCTOBER 31, 2011

On May 15, 2012, the following changes will take place.

1.	Nuveen Core Bond Fund’s name will change from “Nuveen Core Bond Fund” to “Nuveen Core Plus Bond Fund.”

2.	Nuveen Total Return Bond Fund’s name will change from “Nuveen Total Return Bond Fund” to “Nuveen Strategic Income Fund.”

PLEASE KEEP THIS WITH YOUR

FUND’S STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE

MGN-FBSAI-0312P